Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Information [Line Items]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
Net Sales:
Industrial & Mobile	$962.0	$865.0	$1,014.1
Energy & Distribution	712.2	515.9	714.6
	$1,674.2	$1,380.9	$1,728.7
Segment EBIT:
Industrial & Mobile	$79.8	$83.9	$102.0
Energy & Distribution	98.8	58.6	128.9
Total Segment EBIT	$178.6	$142.5	$230.9
Unallocated (1)	(19.5)	(14.7)	3.7
Interest expense	(0.9)	(0.2)	(0.3)
Income Before Income Taxes	$158.2	$127.6	$234.3
(1) Unallocated are costs associated with strategy, corporate development, tax, treasury, legal, internal audit, LIFO and general administration expenses.

Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
Capital Expenditures:
Industrial & Mobile	$59.6	$83.5	$92.8
Energy & Distribution	70.0	99.3	74.4
	$129.6	$182.8	$167.2
Depreciation and Amortization:
Industrial & Mobile	$27.8	$22.1	$24.2
Energy & Distribution	30.2	27.9	22.0
	$58.0	$50.0	$46.2

	December 31,
	2014	2013
Assets Employed at Year-end:
Industrial & Mobile	700.1	585.9
Energy & Distribution	750.7	571.9
Unallocated (2)	(86.7)	(79.0)
	$1,364.1	$1,078.8

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
Net Sales:
United States	$1,514.9	$1,244.4	$1,567.4
Foreign	159.3	136.5	161.3
	$1,674.2	$1,380.9	$1,728.7

	December 31,
	2014	2013
Long-lived Assets:
United States	$801.6	$693.6
Foreign	0.6	0.2
	$802.2	$693.8